Stock Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option pricing valuation model for options granted
The assumptions used in the Black-Scholes option pricing valuation model for options granted by the Company in 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Risk-free interest rate	2.09%	1.39%	1.78%
Expected life (in years)	6.0	6.0	6.0
Expected volatility	23.23%	25.55%	23.75%
Expected dividend yield	1.86%	2.15%	1.97%

Summary of the status of MMC's stock option awards
A summary of the status of the Company’s stock option awards as of December 31, 2017 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Balance at January 1, 2017	13,242,529	$39.15
Granted	1,710,853	$73.20
Exercised	(4,258,027)	$30.42
Forfeited	(494,653)	$62.00
Balance at December 31, 2017	10,200,702	$47.39	5.9 years	$351,317
Options vested or expected to vest at December 31, 2017	10,052,720	$47.17	5.9 years	$348,494
Options exercisable at December 31, 2017	6,247,224	$37.75	4.6 years	$275,398

Summary of restricted stock units and performance stock units
A summary of the status of the Company's restricted stock units and performance stock units as of December 31, 2017 and changes during the period then ended is presented below:

	Restricted Stock Units		Performance Stock Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested balance at January 1, 2017	3,044,029	$56.40	722,017	$54.68
Granted	2,610,599	$73.23	260,387	$73.20
Vested	(1,307,825)	$55.31	(212,458)	$48.19
Forfeited	(294,056)	$65.06	(79,345)	$61.92
Non-vested balance at December 31, 2017	4,052,747	$66.97	690,601	$62.82